Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate
	For the Year Ended	For the Year Ended
	December 31, 2018	December 31, 2017
Hong Kong statutory income tax rate	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong company	(16.5)%	(16.5)%
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax exemptions and reliefs	(15.0)%	(15.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	(10.0)%	(10.0)%
Total	0.0%	0.0%

Schedule of deferred income tax assets
December 31, 2018	December 31, 2017
Deferred Tax Assets:
Net operating losses carry forwards	$3,686,219	$1,783,067
Gross deferred tax assets	389,316	178,318
Less: valuation allowance	(389,316)	(178,318)
Net deferred tax assets	$-	$-